Other Non-Operating Income (Tables)	3 Months Ended
Sep. 30, 2023
Other Non-Operating Income [Abstract]
Schedule of Other Non-Operating Income	The table below presents the breakdown of non-Operating income:
Non-Operating income	June 30, 2023	June 30, 2022
Sale of scrap	212,917	—
Exchange Gain/loss	(24,446)	—
Misc. Income	74,481	223,226
Gain on settlement and Forgiveness of Debt	—	457,071
Total	$262,932	$680,297
Non-Operating income	September 30, 2023 (unaudited)	September 30, 2022 (unaudited)
Sale of scrap	222,071	—
Total	$222,071	$0